Consolidated Balance Sheets In Thousands	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 291,649	1,924,884	1,457,890
Restricted cash	1,390	9,177	1,957
Accounts receivable, net of allowance for doubtful amounts of RMB2,136 and RMB5,790 (US$877) as of December 31, 2009 and 2010, respectively	36,845	243,175	181,360
Insurance premium receivables	14	92	230
Other receivables (Note 4)	10,157	67,034	52,108
Deferred tax assets (Note 11)	862	5,691	2,602
Amounts due from related parties (Note 15)	6,061	40,000	25,337
Other current assets	1,874	12,372	6,015
Total current assets	348,852	2,302,425	1,727,499
Non-current assets:
Property, plant and equipment, net (Note 5)	15,481	102,175	108,318
Goodwill (Note 6)	174,905	1,154,373	535,911
Intangible assets, net	22,069	145,653	81,485
Deferred tax assets (Note 11)	1,023	6,755	3,801
Investment in affiliates (Note 7)	21,078	139,116	86,701
Other non-current assets	600	3,959	2,250
Total non-current assets	235,156	1,552,031	818,466
Total assets	584,008	3,854,456	2,545,965
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs ") without recourse to CNinsure Inc. of RMB59,168 and RMB75,285 (US$11,407) as of December 31, 2009 and December 31, 2010, respectively)	13,572	89,573	72,716
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,957 and RMB1,364 (US$207) as of December 31, 2009 and December 31, 2010, respectively)	207	1,364	1,957
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB130,073 and RMB52,725 (US$7,989) as of December 31, 2009 and December 31, 2010, respectively) (Note 9)	14,160	93,460	182,139
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB18,962 and RMB27,158 (US$4,115) as of December 31, 2009 and December 31, 2010, respectively)	4,733	31,237	24,152
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB18,564 and RMB32,134(US$4,869) as of December 31, 2009 and December 31, 2010, respectively)	5,292	34,927	37,410
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,718 and RMB7,800 (US$1,182)as of December 31, 2009 and December 31, 2010, respectively) (Note 15)	5,727	37,800	19,274
Total current liabilities	43,691	288,361	337,648
Non-current liabilities:
Other tax liabilities (including non-current portion of other tax liabilities of the consolidated VIEs without recourse to CNinsure Inc. of Nil and Nil as of December 31, 2009 and December 31, 2010) (Note 11)	836	5,519	2,537
Deferred tax liabilities (including non-current portion of deferred tax liabilities of the consolidated VIEs without recourse to CNinsure Inc. of Nil and Nil as of December 31, 2009 and December 31, 2010) (Note 11)	6,593	43,513	19,075
Total non-current liabilities	7,429	49,032	21,612
Total liabilities	51,120	337,393	359,260
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 912,497,726 and 1,002,977,326 as of December 31, 2009 and 2010, respectively) (Note 12)	1,159	7,649	7,036
Additional paid-in capital	342,704	2,261,849	1,604,774
Statutory reserves	20,709	136,681	103,877
Retained earnings	111,843	738,165	348,663
Accumulated other comprehensive loss	(12,630)	(83,360)	(72,542)
Total CNinsure Inc shareholders equity	463,785	3,060,984	1,991,808
Noncontrolling interests	69,103	456,079	194,897
Total equity	532,888	3,517,063	2,186,705
Total liabilities and equity	$ 584,008	3,854,456	2,545,965